SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Property Plant And Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2015
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, description	t
Maximum [Member] | Computers, peripheral equipment and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	14.00%
Minimum [Member] | Computers, peripheral equipment and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%